Business combinations - Cash out flow for Zarplata (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2020	Dec. 25, 2020
Disclosure of detailed information about business combination [line items]
Cash consideration transferred	₽ 3,100,000
Cash acquired	95,701
Net cash outflow on acquisition	₽ (3,004,299)
Zarplata
Disclosure of detailed information about business combination [line items]
Cash consideration transferred		₽ 3,100,000